1. SUMMARY OF ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		5 Months Ended	12 Months Ended		26 Months Ended	32 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
SUMMARY OF ACCOUNTING POLICIES
Net losses	$ (1,776,082)	$ (784,287)	$ (838,157)	$ (3,365,198)	$ (2,261,479)	$ (6,464,834)	$ (8,240,916)
Accumulated deficit	8,240,916	8,240,916					8,240,916
Working Capital	(3,161,123)						(3,161,123)
Diluted shares	352,069,509	221,553,845
Research And Development Expense	13,893	15,083		180,916	362,850	617,325	631,218
Stock-based compensation expense	$ 115,824	$ 297,928					$ 1,846,204